Intangible assets	12 Months Ended
Dec. 31, 2015
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Intangible assets
10. Intangible assets:

		Accumulated	Net book
December 31, 2015	Cost	amortization	value
Patents and trademarks	$16,964	$4,094	$12,870
Technology	4,862	2,663	2,199
Customer contracts	12,025	4,952	7,073
Other intangibles	283	118	165
Total	$34,134	$11,827	$22,307

		Accumulated	Net book
December 31, 2014	Cost	amortization	value
Patents and trademarks	$18,425	$3,445	$14,980
Technology (1)	6,449	3,142	3,307
Customer contracts (1)	13,762	4,163	9,599
Other intangibles (1)	62	28	34
Total	$38,698	$10,778	$27,920

(1) The Company reviews its long-lived assets for impairment including property, plant and equipment, and intangible assets whenever events and changes in circumstances indicate that the carrying amount of the assets may not be recoverable. Based on the revenue and operating results and decline in the oil price, the Company concluded there were impairment indicators requiring the performance of a long-lived assets impairment test for customer contracts, technology and other intangibles as of November 30, 2014. Accordingly non-cash impairment charges aggregating to $5,823 were recorded during the year ended December 31, 2014 which reduced the carrying values of technology by $115, customer contracts by $4,705 and other intangibles by $1,003 for the Westport Operations segment.

Based on the revenue and operating results and decline in the oil price, the Company concluded there were impairment indicators requiring the performance of a long-lived assets impairment test for customer contracts, technology and other intangibles as of November 30, 2015. The Company completed its annual assessment at November 30, 2015 and concluded that intangible assets were not impaired.

During the year ended December 31, 2015, amortization of $2,951 (December 31, 2014 - $4,560; year ended December 31, 2013 - $4,042) was recognized in the statement of operations.

The expected amortization of intangible assets for fiscal 2016 to 2020 is $2,526 per year.